Cash Flow Information (Tables)	12 Months Ended
Mar. 02, 2013
Cash Flows Resulting from Net Changes in Working Capital

Cash flows resulting from net changes in working capital items are as follows:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Accounts receivable	$709	$898	$(1,352)
Other receivables	218	(168)	(117)
Inventories	426	(409)	42
Income taxes receivable	(463)	(135)	—
Other current assets	(177)	(143)	54
Accounts payable	296	(90)	216
Accrued liabilities	(803)	(135)	539
Income taxes payable	—	(179)	82
Deferred revenue	279	151	40

	$485	$(210)	$(496)

Interest and Income Taxes Paid

Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Interest paid during the year	$—	$—	$—
Income taxes paid during the year	$(283)	$684	$1,053